Parent Only Financial Statements	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Parent Only Financial Statements
Note 22. Parent Only Financial Statements
The Beachbody Company, Inc. has no material assets or standalone operations other than its ownership in its consolidated subsidiaries. There are restrictions under the Financing Agreement described in Note 11,
Debt
, on the Company’s ability to obtain funds from any of its subsidiaries through dividends. Accordingly, the following condensed financial information is presented on a “Parent Only” basis in which The Beachbody Company, Inc.’s investment in its consolidated subsidiaries are presented under the equity method of accounting.

Schedule I
The Beachbody Company, Inc.
(Parent Company Only)
Condensed Balance Sheet
(in thousands, except share data)

As of December 31,
2023
Assets
Current assets:
Cash and cash equivalents	$25
Prepaid expenses	12
Investment in subsidiaries	463,955
Total current assets	463,992

Total assets	$463,992

Liabilities and Stockholders’ Equity
Current liabilities:
Accrued expenses	$7
Due to subsidiaries	378,100

Total current liabilities	378,107
Warrant liabilities	3,125

Total liabilities	381,232

Stockholders’ equity:
Class A: 3,978,356 shares issued and outstanding at December 31, 2023	1
Class X: 2,729,003 shares issued and outstanding at December 31, 2023	1
Additional paid-in capital	654,657
Accumulated deficit	(571,899)

Total stockholders’ equity	82,760

Total liabilities and stockholders’ equity	$463,992

See note to condensed financial statements.

Schedule I
The Beachbody Company, Inc.
(Parent Company Only)
Condensed Statement of Operations and Comprehensive Loss
(in thousands)

Year Ended December 31,
2023
Change in fair value of warrant liabilities	$2,679
Other income	127
Equity in net loss of subsidiaries	(155,507)

Net loss and total comprehensive loss	$(152,701)

See note to condensed financial statements.

Schedule I
The Beachbody Company, Inc.
(Parent Company Only)
Condensed Statement of Cash Flows
(in thousands)

Year Ended December 31,
2023
Cash flows from operating activities:
Net loss	$(152,701)
Adjustments to reconcile net loss to net cash provided by operating activities:
Change in fair value of warrant liabilities	(2,679)
Equity in net loss of subsidiaries	155,507
Changes in operating assets and liabilities:
Prepaid expenses	8
Accrued expenses	9

Net cash provided by operating activities	144

Cash flows from investing activities:

Net cash used in investing activities	—

Cash flows from financing activities:
Decrease in due to subsidiaries	(8,299)
Proceeds from issuance of common shares in the Employee Stock Purchase Plan	553
Tax withholdings payments for vesting of restricted stock	(2,178)
Proceeds from issuance of Equity Offering, net of issuance costs	4,908

Net cash used in financing activities	(5,016)

Net decrease in cash and cash equivalents	(4,872)
Cash and cash equivalents, beginning of year	4,897

Cash and cash equivalents, end of year	$25

See note to condensed financial statements.

Note to Condensed Financial Statements of The Beachbody Company, Inc. (Parent Company Only)
Basis of Presentation
These condensed parent company-only financial statements have been prepared in accordance with Rule
12-04,
Schedule I of Regulation
S-X,
as the restricted net assets of the subsidiaries of The Beachbody Company, Inc. (as defined in Rule
4-08(e)(3)
of Regulation
S-X)
exceed the specified threshold amount of the consolidated net assets of the Company. The ability of The Beachbody Company, Inc.’s operating subsidiaries to pay dividends may be restricted due to the terms of the subsidiaries’ outstanding Term Loan as described in Note 11,
 Debt
, to the audited consolidated financial statements. These condensed parent company-only financial statements have been prepared using the same accounting principles and policies described in the notes to the consolidated financial statements, with the only exception being that the parent company accounts for its subsidiaries using the equity method. These condensed parent company-only financial statements should be read in conjunction with the consolidated financial statements and related notes.
The Company has omitted the condensed parent company only consolidated financial statements as of and for the year ended December 31, 2022 since the Financing Agreement was only in place for a portion of the year ended December 31, 2022 and would therefore not be meaningful.